Disposal of Elite (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Assets from discontinued operation:
Cash and cash equivalents		$ 57,428
Trade and other receivables		14,007,127
Inventories		5,067,731
Property, plant and equipment, net		44,346,646
Other noncurrent assets		2,734,737
Total Assets		66,213,669
Liabilities directly associated with the assets from discontinued operation:
Trade and other payables		21,468,563
Bank borrowings and other loans		67,336,545
Other liabilities		864,164
Total Liabilites		$ 89,669,272